Schedule of Restricted Stock Units Activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price, outstanding, at beginning of year | $ / shares
Weighted Average Exercise Price, outstanding, at end of year | $ / shares	$ 13.55
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested, outstanding, at beginning of year	994,766
Number of Shares, Vested, outstanding, at beginning of year	397,376
Weighted Average Exercise Price, outstanding, at beginning of year | $ / shares	$ 15.44
Number of Shares, Unvested granted	148,970
Weighted Average Exercise Price,Granted | $ / shares	$ 5.77
Number of Shares, Unvested, Vested	(645,023)
Number of Shares, Vested	645,023
Number of Shares, Vested, Released	(429,528)
Number of Shares, Unvested, Cancelled	(299,446)
Number of Shares, Unvested, outstanding at end of year	199,267
Number of Shares, Vested, outstanding, at end of year	612,871